Offerings - Offering: 1	Oct. 30, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Maximum Aggregate Offering Price	$ 1,500,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 207,150.00
Offering Note	This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Registration Fee" table in Registration Statement No. 333-291167, which was filed on October 30, 2025 (the "Registration Statement"). The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The registration fee is calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"), based on the proposed maximum aggregate offering price, and Rule 457(r) under the Securities Act. In accordance with Rules 456(b) and 457(r) under the Securities Act, NiSource Inc. (the "Registrant") initially deferred payment of all the registration fees for Registration Statement. The Registrant is registering shares of common stock having a proposed maximum aggregate offering price of up to $1,500,000,000 pursuant to the prospectus supplement to which this exhibit is attached (the "Current Prospectus Supplement"). The Company has previously registered shares of common stock having an aggregate offering price of up to $900,000,000, offered by means of a prospectus supplement dated February 22, 2024 (the "2024 Prospectus Supplement") and an accompanying prospectus dated November 1, 2022 pursuant to a Registration Statement on Form S-3 (Registration No. 333-268084) filed on November 1, 2022. In connection with the filing of the 2024 Prospectus Supplement, the Company made a contemporaneous fee payment in the amount of $100,110.00, after accounting for a fee offset of $32,730.00 related to unsold securities under a prior prospectus supplement and registration statement. Shares of common stock having an aggregate offering price of $852,517,842.19 were offered and sold pursuant to the 2024 Prospectus Supplement. The Registrant has terminated the offering of shares of common stock under the 2024 Prospectus Supplement. Shares of common stock having a proposed maximum offering price of $47,482,185.81 that are being registered pursuant to the Current Prospectus Supplement represent unsold securities previously registered pursuant to the 2024 Prospectus Supplement. Pursuant to Rule 457(p) under the Securities Act, $7,008.40 of the registration fees that were paid with respect to the shares of common stock that were previously registered pursuant to the 2024 Prospectus Supplement and were not sold thereunder is offset against the registration fee of $207,150.00 due for this offering. The remaining balance of the registration fee, $200,141.60, is being paid herewith in connection with the filing of the Current Prospectus Supplement.